SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash		$ 6,998		$ 512
Restricted Cash	$ 1,100,556	1,100,000	$ 7,869
Total Cash and Restricted Cash	$ 1,100,556	$ 1,106,998	$ 7,869	$ 512	$ 15,040